Summary of Stock Options Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Equity [Abstract]
Number of options outstanding, beginning balance	2,587
Weighted- average exercise price options outstanding, beginning balance	$ 63.20
Number of options, cancelled	(467)
Weighted- average exercise price options cancelled	$ 87.98
Number of options outstanding, ending balance	2,120
Weighted- average exercise price options outstanding, ending balance	$ 57.95
Number of options exercisable, ending balance	2,120
Weighted- average exercise price options exercisable, ending balance	$ 57.95
Number of Options, Outstanding, Beginning balance	2,120	2,120
Weighted- Average Exercise Price, Outstanding, Beginning balance	$ 57.95	$ 57.95
Number of Options, Outstanding and Exercisable, Ending balance	2,120	2,120
Weighted- Average Exercise Price, Outstanding and Exercisable, Ending balance	$ 57.95	$ 57.95